Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of disaggregation of revenue	For the nine months ended September 30, 2019 and 2020, substantially all of the Group’s net revenues were generated in the PRC. The following table provides information about disaggregated revenue by types:

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Learning services	454,980	1,423,025

Online courses services	391,622	1,317,440
Fee-based premium services	63,358	105,585
Online marketing services	354,494	335,047
Learning products	84,977	302,647

Total net revenues	894,451	2,060,719